Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment Information	20. Segment Information

We provide products and services and report results through our Life Insurance, Annuities, Group Protection and Retirement Plan Services segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Life Insurance segment focuses on the creation and protection of wealth through life insurance products, including term insurance, both single (including UL, corporate-owned UL and VUL and bank-owned UL and VUL products) and survivorship versions of IUL and VUL products, linked-benefit products (which are UL and VUL with riders providing for long-term care costs), and critical illness and long-term care riders, which can be attached to IUL or VUL policies.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering variable annuities, fixed (including indexed) annuities and indexed variable annuities.

The Group Protection segment offers group non-medical insurance products and services, including short- and long-term disability, statutory disability and paid family medical leave administration and absence management services, term life, dental, vision and accident, critical illness and hospital indemnity benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

Other Operations includes investments related to the excess capital in our insurance subsidiaries; benefit plan obligations; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; Spark program expense; and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Effective upon the adoption of ASU 2018-12, for the years ended December 31, 2022 and 2021, income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•Changes in market risk benefits (“MRBs”), including gains and losses and benefit payments (“MRB-related impacts”);

•Investment and reinsurance-related realized gain (loss):

▪Changes in the carrying value of mortgage loans on real estate attributable to current expected credit losses (“CECL”) (“changes in CECL reserve for mortgage loans on real estate”);

▪Changes in the carrying value of reinsurance-related assets attributable to CECL (“changes in CECL reserve for reinsurance-related assets”);

▪Changes in the carrying value of fixed maturity AFS securities attributable to the estimation of credit losses (“changes in the credit loss allowance for fixed maturity AFS securities”); and

▪Changes in the fair value of investments, including trading securities, equity securities, certain derivatives, and mortgage loans on real estate electing the fair value option, and of embedded derivatives within certain reinsurance arrangements, as well as sales or disposals of investments (“changes in investments and reinsurance-related embedded derivatives”);

•Changes in the fair value of the derivative instruments we hold to hedge GLB and GDB riders, net of fee income allocated to support the cost of hedging them (“changes in fair value of GLB and GDB hedge instruments, net of hedge allowance”);

•Changes in the fair value of the embedded derivative liabilities of our indexed annuity and indexed universal life insurance contracts and the associated index options we hold to hedge them; (“indexed product net derivative results”);

•Changes in reserves resulting from benefit ratio unlocking on variable universal life insurance products with secondary guarantees (“benefit ratio unlocking”);

•Income (loss) from the initial adoption of new accounting standards, regulations and policy changes;

•Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;

•Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business;

•Gains (losses) on modification or early extinguishment of debt;

•Losses from the impairment of intangible assets and gains (losses) on other non-financial assets; and

•Income (loss) from discontinued operations.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•Investment and reinsurance-related realized gain (loss);

•Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance;

•Indexed product net derivative results;

•Revenue adjustments from the initial adoption of new accounting standards; and

•Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

For the year ended December 31, 2020, income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•Realized gains and losses associated with the following (“excluded realized gain (loss)”):

▪Sales or disposals and impairments of financial assets;

▪Changes in the fair value of equity securities;

▪Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities (“gain (loss) on the mark-to-market on certain instruments”);

▪Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;

▪Changes in the fair value of the embedded derivatives of our GLB riders reflected within variable annuity net derivative results accounted for at fair value;

▪Changes in the fair value of the derivatives we own to hedge our GLB riders reflected within variable annuity net derivative results; and

▪Changes in the fair value of the embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value (“indexed annuity forward-starting option”);

•Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders and VUL products with secondary guarantees (“benefit ratio unlocking”);

•Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;

•Gains (losses) on modification or early extinguishment of debt;

•Losses from the impairment of intangible assets;

•Income (loss) from discontinued operations;

•Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business; and

•Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

For the year ended December 31, 2020, operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•Excluded realized gain (loss);

•Revenue adjustments from the initial adoption of new accounting standards;

•Amortization of DFEL arising from changes in benefit ratio unlocking; and

•Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in the Consolidated Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Operating revenues:
Life Insurance	$6,747	$7,387	$7,516
Annuities	4,482	4,691	4,455
Group Protection	5,304	4,995	4,793
Retirement Plan Services	1,274	1,322	1,213
Other Operations	156	181	185
Excluded realized gain (loss)	-	-	(721)
Investment and reinsurance-related realized gain (loss)	(128)	834	-
Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance	902	(1,717)	-
Indexed product net derivative results	73	22	-
Amortization of DFEL associated with benefit ratio unlocking	-	-	(2)
Total revenues	$18,810	$17,715	$17,439

	For the Years Ended December 31,
	2022	2021	2020
Net Income (Loss)
Income (loss) from operations:
Life Insurance	$(2,094)	$487	$(34)
Annuities	1,161	1,337	983
Group Protection	41	(164)	43
Retirement Plan Services	211	248	168
Other Operations	(486)	(371)	(295)
MRB-related impacts, after-tax	2,495	2,938	-
Excluded realized gain (loss), after-tax	-	-	(570)
Investment and reinsurance-related realized gain (loss), after-tax	(101)	659	-
Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance,
after-tax	712	(1,356)	-
Indexed product net derivative results, after-tax	58	17	-
Benefit ratio unlocking, after-tax	(5)	-	194
Impairment of intangibles	(634)	-	-
Net impact from the Tax Cuts and Jobs Act	-	-	37
Transaction and integration costs related to mergers, acquisitions and divestitures, after-tax	-	(11)	(15)
Gain (loss) on modification or early extinguishment of debt, after-tax	-	(6)	(12)
Net income (loss)	$1,358	$3,778	$499

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Net Investment Income
Life Insurance	$2,587	$3,207	$2,823
Annuities	1,463	1,400	1,272
Group Protection	334	365	330
Retirement Plan Services	976	991	933
Other Operations	155	148	152
Total net investment income	$5,515	$6,111	$5,510

	For the Years Ended December 31,
	2022	2021	2020
Federal Income Tax Expense (Benefit)
Life Insurance	$(587)	$110	$(33)
Annuities	185	255	149
Group Protection	11	(44)	11
Retirement Plan Services	36	52	24
Other Operations	(116)	(105)	(82)
MRB-related impacts	661	781	-
Excluded realized gain (loss)	-	-	(151)
Investment and reinsurance-related realized gain (loss)	(27)	175	-
Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance	190	(360)	-
Indexed product net derivative results	15	5	-
Gain (loss) on early extinguishment of debt	-	(2)	(3)
Benefit ratio unlocking	(2)	-	51
Net impact from the Tax Cuts and Jobs Act	-	-	(37)
Transaction and integration costs related to mergers,
acquisitions and divestitures	-	(2)	(5)
Total federal income tax expense (benefit)	$367	$865	$(76)

	As of December 31,
	2022	2021
Assets
Life Insurance	$94,407	$110,665
Annuities	167,585	201,774
Group Protection	9,768	10,494
Retirement Plan Services	41,847	47,720
Other Operations	20,610	24,097
Total assets	$334,217	$394,750